Condensed Parent Only Financial Information - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and cash equivalents	$ 177,347	$ 143,396	$ 241,539	$ 228,536	$ 191,280	$ 242,980	$ 107,015
Other	14,250	13,087		17,831
Total assets	2,121,249	2,112,474		2,367,583
Liabilities
Accrued interest and fees payable	393	415		61,290
Other liabilities	16,742	14,389		17,518
Total liabilities	1,909,742	1,910,276		2,427,447
Stockholders' Equity (Deficit)
Total stockholders' equity (deficit)	211,507	202,198		(59,864)		(29,550)	(13,171)
Total liabilities and stockholders' equity (deficit)	2,121,249	2,112,474		2,367,583
Parent Company
Assets
Cash and cash equivalents		5,238		2,976	2,770	2,584	2,619
Investment in subsidiaries		196,824		116,357
Intercompany receivables from non-bank subsidiaries		95
Other		511		541
Total assets		202,668		119,874
Liabilities
Loans payable				116,300
Accrued interest and fees payable				60,161
Other liabilities		470		3,277
Total liabilities		470		179,738
Stockholders' Equity (Deficit)
Total stockholders' equity (deficit)		202,198		(59,864)
Total liabilities and stockholders' equity (deficit)		$ 202,668		$ 119,874